Operating Segments	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Operating Segments	Operating Segments
Effective January 1, 2024, several business activities were realigned reflecting updates to the Company’s operating structure. First, the CB&W segment was renamed CSBB and the C&CB segment was renamed WB. Second, the Wealth business was realigned into the WB segment from the CSBB segment, representing a separate reporting unit in that segment. Third, the small business banking client segmentation was realigned into the CSBB segment from the WB segment.

Following the segment realignment, Truist operates and measures business activity across two segments: CSBB and WB, with functional activities included in OT&C. The Company’s business segment structure is based on the manner in which financial information is evaluated by management as well as the products and services provided or the type of client served.

On February 20, 2024, the Company entered into an agreement to sell the remaining stake of the common equity in TIH to an investor group, representing substantially all of the Company’s IH segment, which represented a material strategic shift for the Company, and as a result, the Company recast results for all periods presented under the discontinued operations basis of presentation. On May 6, 2024, the Company completed the sale of its remaining equity interests in TIH. Further, TIH was the principal legal entity of the IH segment. As the operations of TIH are now included in discontinued operations, the Company no longer presents the IH segment as one of its reportable segments. Refer to “Note 2. Discontinued Operations” for additional information related to discontinued operations.
Consumer and Small Business Banking

CSBB serves consumer and small businesses clients, providing deposits and payment services, credit cards, loans, mortgages, brokerage, and investment advisory services and insurance solutions through an extensive network of branches, ATMs, digital channels, contact centers, and other channels. Lending solutions include personal and unsecured loans originated through the branch network and digital channels; indirect lending services providing a comprehensive set of technology-enabled consumer lending solutions including point-of-sale offerings for autos, recreational vehicles, outdoor power sports, equipment, and home improvement; and real estate lending providing residential mortgages through its retail, direct, and correspondent channels, with the loans either sold in the secondary market, typically with servicing rights retained or held in the Company’s loan portfolio, and home equity loans delivered through the branch network. CSBB also serves as an entry point for clients to access services from other businesses.

Wholesale Banking

WB delivers a comprehensive suite of solutions to our commercial, corporate, institutional, real estate, and wealth clients bringing together a combination of both local and specialized industry expertise. This segment is focused on providing core banking, specialized lending, investment banking, capital markets, strategic advisory, market-making, asset management, trust, brokerage, and investment related services, as well as cash management and payment processing. Truist’s investment banking and corporate banking teams serve clients across the nation, while offering a unique, high-touch advisory approach through our industry experts. Truist’s wealth professionals provide investment advisory services, institutional investment management, full-service and online/discount brokerage products, family office services, as well as other wealth management disciplines.
Other, Treasury & Corporate

OT&C includes management of the Company’s investment securities portfolio, long-term debt, derivative instruments used for balance sheet hedging, short-term liquidity and funding activities, balance sheet risk management and most real estate assets, as well as the Company’s functional activities such as finance, enterprise risk, legal, and enterprise technology and management, among others. Additionally, OT&C houses intercompany eliminations, including intersegment net referral fees and residual interest rate risk after segment allocations have taken place.

Truist promotes revenue growth through the Company’s Integrated Relationship Management approach, which is designed to deepen client relationships and bring the full breadth and depth of Truist’s products and services to meet clients’ financial needs. The objective is to provide Truist’s entire suite of products to its clients with the end goal of providing clients the best financial experience in the marketplace. Revenues of certain products and services are reflected in the results of the segment providing those products and services and are also allocated to CSBB and WB. These allocated revenues between segments are reflected as net referral fees in noninterest income and eliminated in OT&C.

The segment results are presented based on internal management methodologies that were designed to support these strategic objectives. Unlike financial accounting, there is no comprehensive authoritative body of guidance for management accounting equivalent to GAAP. The performance of the segments is not comparable with Truist’s consolidated results or with similar information presented by any other financial institution. Additionally, because of the interrelationships between the various segments, the information presented is not indicative of how the segments would perform if they operated as independent entities.

Because business segment results are presented based on management accounting practices, the transition to the consolidated results prepared under U.S. GAAP creates certain differences, which are reflected as residuals in OT&C. Business segment reporting conventions include, but are not limited to, the items as detailed below.

Segment net interest income reflects matched maturity funds transfer pricing, which ascribes credits or charges based on the economic value or cost created by assets and liabilities of each segment. Residual differences between these credits and charges are captured in OT&C.

Noninterest income includes inter-segment referral fees, as well as federal and state tax credits that are grossed up on a pre-tax equivalent basis, related primarily to certain community development investments. Recoveries for these allocations are reported in OT&C.

Corporate expense allocations, including overhead or functional expenses that are not directly charged to the segments, are allocated to segments based on various drivers (number of FTEs, number of accounts, loan balances, net revenue, etc.). Recoveries for these allocations are reported in OT&C.

Provision for credit losses represents net charge-offs by segment combined with an allocation to the segments for the provision attributable to each segment’s quarterly change in the ALLL. Provision for income taxes is calculated using a blended income tax rate for each segment and includes reversals of the noninterest income tax adjustments described above. The difference between the calculated provision for income taxes at the segment level and the consolidated provision for income taxes is reported in OT&C.

The application and development of management reporting methodologies is an active process and undergoes periodic enhancements. The implementation of these enhancements to the internal management reporting methodology may materially affect the results disclosed for each segment, with no impact on consolidated results. When significant changes to management reporting methodologies take place, the impact of these changes is quantified and prior period information is revised as practicable.
The following table presents results by segment:

Year Ended December 31, (Dollars in millions)	CSBB			WB			OT&C(1)			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Net interest income (expense)	$5,940	$6,664	$6,898	$9,184	$6,001	$4,555	$(600)	$1,648	$1,549	$14,524	$14,313	$13,002
Net intersegment interest income (expense)	4,594	3,010	1,881	(2,152)	659	1,199	(2,442)	(3,669)	(3,080)	—	—	—
Segment net interest income	10,534	9,674	8,779	7,032	6,660	5,754	(3,042)	(2,021)	(1,531)	14,524	14,313	13,002
Allocated provision for credit losses	1,116	863	117	1,000	(91)	(848)	(7)	5	(82)	2,109	777	(813)
Segment net interest income after provision	9,418	8,811	8,662	6,032	6,751	6,602	(3,035)	(2,026)	(1,449)	12,415	13,536	13,815
Noninterest income	1,991	2,086	2,290	3,668	3,994	4,590	(161)	(420)	(212)	5,498	5,660	6,668
Amortization of intangibles	210	252	254	185	203	215	—	—	3	395	455	472
Goodwill impairment	3,361	—	—	2,717	—	—	—	—	—	6,078	—	—
Other noninterest expense	6,355	5,771	5,847	5,378	4,722	4,755	472	1,219	2,028	12,205	11,712	12,630
Income (loss) before income taxes from continuing operations	1,483	4,874	4,851	1,420	5,820	6,222	(3,668)	(3,665)	(3,692)	(765)	7,029	7,381
Provision (benefit) for income taxes	1,160	1,154	1,112	811	1,259	1,310	(1,233)	(1,163)	(1,014)	738	1,250	1,408
Segment net income (loss) from continuing operations	$323	$3,720	$3,739	$609	$4,561	$4,912	$(2,435)	$(2,502)	$(2,678)	$(1,503)	$5,779	$5,973

Identifiable assets (period end) of continuing operations	$146,310	$162,460	$156,172	$209,767	$215,607	$190,266	$171,617	$169,533	$188,600	$527,694	$547,600	$535,038
(1)Includes financial data from business units below the quantitative and qualitative thresholds requiring disclosure.